Fair value	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement Text Block Abstract
FAIR VALUE

17. Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

	30 June 2022
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	13,267	12,123	-	25,390
Quoted equities at FVOCI	9,783	-	-	9,783
Quoted bonds at FVOCI	404,739	65,957	-	470,696
Unquoted equities at FVOCI*	-	-	7,205	7,205
Investment properties	-	-	15,660	15,660
	427,789	78,080	22,865	528,734
Liabilities measured at fair value:
Derivative financial liability	-	9,319	-	9,319

	31 December 2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	14,162	14,377	-	28,539
Quoted equities at FVOCI	13,721	-	-	13,721
Quoted bonds at FVOCI	356,141	62,304	-	418,445
Unquoted equities at FVOCI*	-	-	7,046	7,046
Investment properties	-	-	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	-	12,938	-	12,938

Quoted bonds at fair value through other comprehensive income amounting to USD 15,968 thousand were transferred from level 1 to level 2 as at 30 June 2022. In addition, quoted bonds at fair value through other comprehensive income amounting to USD 4,340 thousand were transferred from level 2 to level 1 as at 30 June 2022. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.

As at 31 December 2021, the management has refined the criteria for financial assets being allocated to level 1, accordingly, USD 14,377 thousand and USD 62,304 thousand of financial assets through profit or loss and quoted bonds at fair value through other comprehensive income, respectively, were transferred out of level 1 to level 2.

As at 30 June 2022 and 31 December 2021, derivative financial liability was categorized at level 2 due to lack of sufficient trading volume at period and year end, respectively.

There were no transfers into or out of level 3 during the six months period ended 30 June 2022 and year ended 31 December 2021.

*	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	30 June 2022	31 December 2021
	USD ’000	USD ’000

Balance at the beginning of the period / year	7,046	6,748
Total gains recognized in OCI	159	298
Balance at the end of the period / year	7,205	7,046